UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net income (loss)	¥ (192,962)	$ (29,887)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	13,945	2,160
Amortization	3,741	579
Share-based compensation	34,842	5,396
Share of loss in equity method investments	7,629	1,182
Impairment loss of equity securities without readily determinable fair value	2,056	318
Impairment loss of equity method investment	0
Impairment loss of property, equipment and software	2,310	358
Gain from disposal of equity securities without readily determinable fair value	114,211	17,689
Provision for (reversal of) allowance for doubtful accounts	43,868	6,795
Provision for (reversal of) doubtful contract assets	428	66
Impairment loss of goodwill	0
Changes in operating assets and liabilities
Accounts receivable	(69,193)	(10,717)
Other receivables	(442,116)	(68,475)
Loan receivables	64,267	9,954
Contract assets	3,452	535
Prepaid expenses and other assets	(88,679)	(13,735)
Operating lease right-of-use assets	2,681	415
Amount due from/to related parties	(1,699)	(263)
Accrued expenses and other liabilities	(59,527)	(9,220)
Income tax payable	(17,653)	(2,734)
Payroll and welfare payable	20,499	3,175
Deferred revenue	72,564	11,239
Deferred tax liabilities	776	120
Operating lease liabilities	(3,899)	(604)
Net cash provided by (used in) operating activities	(521,777)	(80,814)
Cash Flows from Investing Activities:
Purchases of property, equipment and software and intangible assets	(3,087)	(478)
Redemptions of term deposits	30,000	4,646
Purchase of marketable securities	(320,483)	(49,636)
Purchases of long-term investments	(19,566)	(3,030)
Prepayment of investments	(34,000)	(5,266)
Net cash (used in) provided by investing activities	(347,136)	(53,764)
Cash Flows from Financing Activities:
Effect of foreign exchange rate changes on cash, cash equivalent and restricted cash	5,486	850
Net increase (decrease) in cash, cash equivalent, and restricted cash	(863,427)	(133,728)
Cash, cash equivalent, and restricted cash at the beginning of period	3,117,414	482,826
Cash, cash equivalent, and restricted cash at the end of the period	2,253,987	349,098
Supplemental disclosures of cash flow information:
Cash paid for income taxes	¥ 3,625	$ 561